Leases - Schedule of Maturities of Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2022	$ 1,394	$ 1,500
2023	914	1,394
2024	818	914
2025	842	818
2026		842
Thereafter		186
Total lease obligation	5,406	5,654
Less: Imputed interest	(606)	(679)
Total lease liabilities	$ 4,800	4,975
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities
Less: Current lease liabilities	$ (1,439)	(1,238)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities
Less: Current lease liabilities	$ 3,361	$ 3,737
2021 (for the remaining period)	1,252
Lessee, Operating Lease, Liability, To Be Paid, After Year Four	$ 186